Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2012
A T C | Fidelity Emerging Markets Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Class A, Class T, and Class C
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

	Class A		Class T		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 743	$ 743	$ 546	$ 546	$ 353	$ 253
3 years	$ 1,414	$ 1,414	$ 1,286	$ 1,286	$ 1,125	$ 1,125
5 years	$ 2,136	$ 2,136	$ 2,075	$ 2,075	$ 2,041	$ 2,041
10 years	$ 4,034	$ 4,034	$ 4,130	$ 4,130	$ 4,381	$ 4,381